Summary of Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 ¥ / shares	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Cash balances (in Dollars)	$ 298
Amortized cost of sales (in Dollars)	25,514		128		$ 7,375
Unamortized production cost (in Dollars)	112		770
Advances from customers (in Dollars)	$ 130	$ 130	$ 147	$ 147
Description of term	Payment terms and conditions vary by contract types, and terms typically include a requirement for payment within a period from 6 to 9 months
Bank deposit amount	$ 70,400	$ 70,400					¥ 500,000
Exception of equity rates | (per share)	$ 1	$ 7.0999	$ 1	$ 6.9646
Average translation rates | (per share)	$ 1	$ 7.0809	$ 1	$ 6.7261	$ 1	¥ 6.4531
Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deposit at financial institutions (in Dollars)	$ 194,081		$ 70,199
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | CustomerOneMember
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	25.00%		21.00%		20.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | CustomerTwoMember
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	17.00%		18.00%		17.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | CustomerThreeMember
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	13.00%		18.00%		16.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | CustomerFourMember
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	12.00%		15.00%		12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | CustomerOneMember
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	23.00%		27.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | CustomerTwoMember
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	16.00%		19.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | CustomerThreeMember
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	15.00%		11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | CustomerFourMember
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	14.00%		10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Six [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	11.00%
Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of vendors	4		4
Accounts Payable [Member] | Customer Concentration Risk [Member] | CustomerOneMember
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	50.00%		30.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | CustomerTwoMember
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	21.00%		22.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | CustomerThreeMember
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	12.00%		17.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | CustomerFourMember
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	11.00%		10.00%
PRC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Income tax, description	The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 (approximately $14,100). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. As of December 31, 2023, the tax years ended December 31, 2019 through December 31, 2023 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.